Cirm Grant (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Cirm Grant (Details) [Line Items]
Research project related cost			$ 2.3
Royalties and licensing fees percentage			0.10%
CIRM grant value			$ 1.0
Other receivables				$ 0.6
Other long-term liabilities related to this grant				0.6	$ 0.6
Company received from CIRM	$ 0.5	$ 0.1		$ 0.6
Maximum [Member]
Cirm Grant (Details) [Line Items]
Award grant percentage			60.00%
Minimum [Member]
Cirm Grant (Details) [Line Items]
Award grant percentage			25.00%